Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
CIK	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2021
Prospectus Date	rr_ProspectusDate	Dec. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF | Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEM
Goldman Sachs ActiveBeta_R Europe Equity ETF | Goldman Sachs ActiveBeta_R Europe Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSEU
Goldman Sachs ActiveBeta_R International Equity ETF | Goldman Sachs ActiveBeta_R International Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIE
Goldman Sachs ActiveBeta_R Japan Equity ETF | Goldman Sachs ActiveBeta_R Japan Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSJY
Goldman Sachs ActiveBeta_R US Large Cap Equity ETF | Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSLC
Goldman Sachs ActiveBeta_R US Small Cap Equity ETF | Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSSC